UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Semi-Annual Report
www.lkfunds.com	December 31, 2012

LK Balanced Fund

January 30, 2013

Dear Fellow Shareholders,

As we write our first semi-annual shareholder letter as a public fund, we find it interesting to reflect that although the form of the portfolio has changed, nothing has really changed in our management of your (and our) funds.  For our long-time partners, thank you for working through the change, and to our new shareholders, welcome aboard.

For the six months ended December 31, 2012, the LK Balanced Fund (the “Fund”) returned 7.81%.  While we are pleased with our first six months performance as a public fund, our lawyers would remind us to remind you that “past performance is no guarantee of future results.”  With that in mind, we would tend to agree with the lawyers, but we also think our time tested approach may provide an opportunity to attain attractive risk-adjusted results over the long run.

Pessimism surrounded the equity and bond markets as we launched the Fund on July 1st, 2012.  Concerns over U.S. elections and the European debt crisis slowly gave way to concerns over the “Fiscal Cliff” and mounting U.S. debt levels.  Looking even farther back to the panic stricken markets of 2008-2009, it is amazing to us how the stock market has managed to continue to climb the proverbial “wall of worry”.  Those that attempted to wait for the outlook to become clearer were left at the station as the market continued its climb to near pre-crisis levels.  Our record of short-term market predictions is dreadful, which is why we keep our focus on the longer-term.

We begin 2013 as we ended 2012 with a balanced portfolio positioned to take advantage of a slowly growing worldwide economy.  Challenges will undoubtedly arise but our sense is that somehow the U.S. and the world will find a way through the problems, and well managed corporations will benefit as time passes.

As significant fellow shareholders in the Fund, know that your best interests are aligned with ours.  Thank you for entrusting your hard-earned assets to our care; it is not an obligation we take lightly.

Sincerely,

Kenneth W. Kroeker	Thomas J. Sudyka, Jr.	Bruce H. Van Kooten

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.  Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

Must be preceded or accompanied by a prospectus.

The LK Balanced Fund is distributed by Quasar Distributors, LLC.

LK Balanced Fund

Value of $10,000 Investment (Unaudited)

Rates of Return (%)

				Since Inception to
	One Year(2)	Five Year(2)	Ten Year(2)	December 31, 2012(2)
LK Balanced Fund(1)	10.32%	1.99%	8.57%	8.33%
Lipper Balanced Funds Index(3)	11.94%	2.82%	6.51%	7.96%

(1)	Fund commenced operations on June 29, 2012.

(2)
The performance data quoted for periods prior to June 29, 2012 is that of the L/K Limited Partnership #1.  The L/K Limited Partnership #1 commenced operations prior to periods shown.  The L/K Limited Partnership #1 was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund.  If it had been, the L/K Limited Partnership #1’s performance might have been lower.  Performance shown for periods of one year and greater are annualized.  Inception date of the L/K Limited Partnership #1 was December 31, 1986.

For periods after June 29, 2012, the returns shown above are calculated assuming reinvestment of dividends and distributions.  Returns do not reflect the deduction that a shareholder would pay on dividends or distributions or the redemption of shares from a fund.  Returns reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.  Results represent past performance and do not indicate future results.  The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than a shareholder’s original cost.

(3)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. balanced funds.

LK Balanced Fund

Expense Example (Unaudited)
December 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 – December 31, 2012).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (07/01/2012)	Value (12/31/2012)	(07/01/2012 to 12/31/2012)
LK Balanced Actual(2)	$1,000.00	$1,078.10	$5.24
LK Balanced Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended December 31, 2012 of 7.81%.

LK Balanced Fund

Allocation of Portfolio Net Assets (Unaudited)
December 31, 2012
(% of Net Assets)

Top Ten Holdings
December 31, 2012(1)
(% of net assets)

Chicago Bridge & Iron	3.2%
Lincoln Electric Holdings	3.1%
Kansas City Southern	3.1%
Yamana Gold	2.9%
Pfizer	2.8%
Chevron	2.7%
Vulcan Materials	2.6%
Anadarko Petroleum	2.6%
GenCorp	2.2%
Thermo Fisher Scientific	2.1%

(1)	First American Government Obligations, Class Z, is excluded from the Top Ten Holdings.

LK Balanced Fund

Schedule of Investments (Unaudited)
December 31, 2012

Description	Shares	Value

COMMON STOCKS – 59.6%

Consumer Discretionary – 6.9%
Cato, Class A	12,500	$342,875
DIRECTV*	6,500	326,040
Walt Disney	7,000	348,530
Winnebago Industries*	13,000	222,690
		1,240,135
Consumer Staples – 2.4%
Colgate-Palmolive	1,700	177,718
ConAgra Foods	9,000	265,500
		443,218
Energy – 8.1%
Anadarko Petroleum	6,200	460,722
Chesapeake Energy	15,000	249,300
Chevron	4,418	477,763
Peabody Energy	10,000	266,100
		1,453,885
Financials – 9.1%
Berkshire Hathaway, Class A*	2	268,120
Leucadia National	14,400	342,576
Plum Creek Timber – REIT	8,000	354,960
St. Joe*	13,000	300,040
Texas Pacific Land Trust	6,959	371,819
		1,637,515
Health Care – 8.8%
Forest Laboratories*	10,500	370,860
Laboratory Corporation of America Holdings*	3,725	322,660
Pfizer	20,000	501,600
Thermo Fisher Scientific	6,000	382,680
		1,577,800
Industrials – 13.5%
Boeing	4,500	339,120
Chicago Bridge & Iron	12,500	579,375
GenCorp*	43,000	393,449
Kansas City Southern	6,600	550,968
Lincoln Electric Holdings	11,600	564,688
		2,427,600

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2012

Description	Shares/Par	Value

COMMON STOCKS – 59.6% (CONTINUED)

Materials – 10.8%
Cemex SAB de CV*	36,290	$358,182
Compass Minerals International	4,300	321,253
Freeport-McMoRan Copper & Gold	8,228	281,398
Vulcan Materials	9,000	468,450
Yamana Gold	30,000	516,300
		1,945,583
Total Common Stocks
(Cost $6,735,892)		10,725,736

CORPORATE BONDS – 24.6%

Consumer Discretionary – 1.7%
Walt Disney
5.875%, 12/15/2017	$250,000	305,451

Consumer Staples – 5.0%
Coca-Cola
7.125%, 08/01/2017	150,000	187,410
Kimberly-Clark
6.875%, 02/15/2014	150,000	160,518
Procter & Gamble
1.80%, 11/15/2015	275,000	284,476
William Wrigley Jr.
4.650%, 07/15/2015	250,000	266,950
		899,354
Energy – 1.8%
ConocoPhillips
6.650%, 07/15/2018	250,000	317,495

Financials – 6.4%
Berkshire Hathaway Financial
1.500%, 01/10/2014	250,000	252,879
Fannie Mae
3.000%, 09/24/2019	250,000	254,526
General Electric Capital
5.000%, 03/30/2024	250,000	250,021
John Deere Capital
3.000%, 10/15/2013	250,000	252,748
Weyerhaeuser – REIT
7.500%, 03/01/2013	150,000	151,388
		1,161,562

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2012

Description	Par	Value

CORPORATE BONDS – 24.6% (CONTINUED)

Health Care – 4.6%
Merck
4.375%, 02/15/2013	$250,000	$251,209
Pfizer
4.650%, 03/01/2018	250,000	290,436
Wyeth
5.500%, 02/15/2016	250,000	285,754
		827,399
Industrials – 2.9%
Avery Dennison
4.875%, 01/15/2013	250,000	250,400
Union Pacific Railroad
Series 2004-2
5.214%, 09/30/2014 (a)	250,000	265,786
		516,186
Information Technology – 0.8%
Corning
7.530%, 03/01/2023	110,000	137,239

Telecommunication Services – 1.4%
Qwest
7.125%, 11/15/2043	250,000	259,968

Total Corporate Bonds
(Cost $4,113,187)		4,424,654

MUNICIPAL BONDS – 4.8%

Blair, Nebraska Water System, Series C
3.500%, 12/15/2017	200,000	208,492
La Vista, Nebraska Economic Development Fund
6.528%, 10/15/2017	200,000	214,790
Nebraska Public Power District, Series B
1.580%, 01/01/2013	200,000	200,000
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	241,355

Total Municipal Bonds
(Cost $823,357)		864,637

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2012

Description	Shares/Par	Value

U.S. GOVERNMENT SECURITIES – 3.5%
U.S. Treasury Notes#
2.125%, 01/15/2019	$269,350	$327,281
1.125%, 01/15/2021	264,360	310,747
Total U.S. Government Securities
(Cost $533,747)		638,028

EXCHANGE-TRADED FUNDS – 3.2%
SPDR Barclays Capital High Yield Bond	6,000	244,200
SPDR Gold Trust*	2,075	336,171
Total Exchange-Traded Funds
(Cost $403,473)		580,371

SHORT-TERM INVESTMENT – 4.0%
First American Government Obligations, Class Z, 0.02%^
(Cost $720,637)	720,637	720,637
Total Investments – 99.7%
Cost ($13,330,293)		17,954,063
Other Assets and Liabilities, Net – 0.3%		47,204
Total Net Assets – 100.0%		$18,001,267

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of December 31, 2012, the value of this investment was $265,786 or 1.5% of total net assets.

#
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

^	Variable rate security – The rate shown is the rate in effect as of December 31, 2012.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2012

ASSETS:
Investments, at value
(cost $13,330,293)	$17,954,063
Cash	625
Dividends & interest receivable	74,907
Prepaid expenses	1,124
Total assets	18,030,719

LIABILITIES:
Payable to investment adviser	1,325
Payable to affiliates	11,856
Accrued expenses	16,271
Total liabilities	29,452

NET ASSETS	$18,001,267

NET ASSETS CONSIST OF:
Paid-in capital	$13,308,006
Accumulated undistributed net investment income	4,044
Accumulated undistributed net realized gain on investments	65,447
Net unrealized appreciation on investments	4,623,770
Net Assets	$18,001,267

Shares outstanding, unlimited number of shares authorized without par value	450,243

Net asset value, redemption price and offering price per share	$39.98

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations (Unaudited)
For the Period Inception Through December 31, 2012(1)

INVESTMENT INCOME:
Dividend income	$116,770
Less: foreign taxes withheld	(701)
Interest income	117,700
Total investment income	233,769

EXPENSES:
Investment adviser fees	68,112
Fund administration & accounting fees	32,346
Transfer agent fees	13,449
Audit fees	8,561
Compliance fees	6,072
Trustee fees	5,778
Legal fees	5,548
Postage & printing fees	3,777
Custody fees	2,930
Federal & state registration fees	2,447
Other	1,387
Total expenses before reimbursement	150,407
Less: reimbursement from investment adviser	(59,589)
Net expenses	90,818

NET INVESTMENT INCOME	142,951

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	430,782
Net change in unrealized appreciation on investments	810,187
Net realized and unrealized gain on investments	1,240,969

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,383,920

(1)	Inception date of the Fund was June 29, 2012.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Changes in Net Assets

For the Period
Inception through
December 31, 2012(1)
(Unaudited)
OPERATIONS:
Net investment income	$142,951
Net realized gain on investments	430,782
Net change in unrealized appreciation on investments	810,187
Net increase in net assets resulting from operations	1,383,920

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	864,974
Proceeds from shares issued from transfer in-kind (Note 6)	18,059,809
Proceeds from reinvestment of distributions	504,242
Payments for shares redeemed	(2,307,436)
Net increase in net assets resulting from capital share transactions	17,121,589

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(138,907)
From net realized gains	(365,335)
Total distributions to shareholders	(504,242)

TOTAL INCREASE IN NET ASSETS	18,001,267

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment income of $4,044	$18,001,267

TRANSACTIONS IN SHARES:
Shares sold	21,487
Shares issued from transfer in-kind	473,254
Shares issued to holders in reinvestment of dividends	12,673
Shares redeemed	(57,171)
Net increase	450,243

(1)	Inception date of the Fund was June 29, 2012.

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	For the Period
	Inception through
	December 31, 2012(1)
	(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$38.16

INVESTMENT OPERATIONS:
Net investment income	0.33
Net realized and unrealized gain on investments	2.65
Total from investment operations	2.98

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.32)
Dividends from net capital gains	(0.84)
Total distributions	(1.16)

Net asset value, end of period	$39.98

TOTAL RETURN	7.81	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$18.0

Ratio of expenses to average net assets:
Before expense reimbursement	1.65	%(3)
After expense reimbursement	1.00	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement	0.92	%(3)
After expense reimbursement	1.57	%(3)

Portfolio turnover rate	8	%(2)

(1)	Inception date of the Fund was June 29, 2012.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements (Unaudited)
December 31, 2012

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund commenced operations on June 29, 2012.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Lawson Kroeker Investment Management (the “Adviser”).  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended December 31, 2012, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the period ended December 31, 2012, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended December 31, 2012, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2012

assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids,

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2012

offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,725,736	$—	$—	$10,725,736
Corporate Bonds	—	4,424,654	—	4,424,654
Municipal Bonds	—	864,637	—	864,637
Exchange-Traded Funds	580,371	—	—	580,371
U.S. Government Securities	—	638,028	—	638,028
Short-Term Investment	720,637	—	—	720,637
Total Investments	$12,026,744	$5,927,319	$—	$17,954,063

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.00% of the Fund’s average daily net assets, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement will be in effect through at least December 31, 2014, subject to termination upon 60 days written notice by either the Trust or the Adviser after June 26, 2013.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
6/30/2016	$59,589

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2012

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended December 31, 2012, the Fund incurred $32,346 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended December 31, 2012, the Fund incurred $10,267 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended December 31, 2012, the Fund incurred $2,930 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended December 31, 2012, the Fund incurred $6,072 in compliance fees.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2012, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$1,261,811	$2,248,479

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2012, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$4,863,365	$(239,595)	$4,623,770	$13,330,293

The tax character of distributions paid during the period ended December 31, 2012 were as follows:

	Short Term	Long Term
Ordinary Income	Capital Gains	Capital Gains	Total
$138,907	$2,868	$362,467	$504,242

6.  IN-KIND CONTRIBUTIONS

As part of the Fund conversion on June 29, 2012, the LK Balanced Fund received an in-kind contribution from the LK Limited Partnership #1, which consisted of $18,059,809 of securities, cash and other receivables which were recorded at their current value.  As a result of the in-kind contribution, the LK Balanced Fund issued 473,254 shares at a $38.16 per share net asset value.

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2012

7.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no additional items require recognition or disclosure.

LK Balanced Fund

Additional Information (Unaudited)
December 31, 2012

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on May 22-23, 2012, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Lawson Kroeker Investment Management, Inc. (“LK”) regarding the LK Balanced Fund (the “Fund”).  The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from LK and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and LK (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  LK also met with the Trustees and provided further information regarding its proposed services to the Fund including but limited to information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement between the Trust and LK (“Investment Advisory Agreement”), the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by LK; (2) the cost of the services to be provided and the profits to be realized by LK from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to LK resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon LK’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and LK to be set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that LK will perform, investment advisory fees that the Fund will pay and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services that LK will provide under the Investment Advisory Agreement, noting that LK will be providing investment management services to the Fund which include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by LK on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees noted the investment philosophy of the portfolio managers, their significant investment and portfolio management experience and tenure managing the Fund, including that one of the portfolio managers has participated in the management of the Fund through its predecessor limited partnership since its inception in 1986.  The Trustees considered LK’s capitalization and its assets under management, including the amount of assets expected to transfer from the predecessor limited partnership to the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services proposed to be provided by LK to the Fund pursuant to the Investment Advisory Agreement.

LK Balanced Fund

Additional Information (Unaudited) – Continued
December 31, 2012

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that the Fund will pay to LK in the amount of 0.75% of the Fund’s average annual daily net assets and LK’s profitability analysis (12 month pro-forma) for services that LK will render to the Fund.  In this regard, the Trustees noted that LK expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund.  The Trustees noted that the management fees charged by LK to separately managed accounts with assets similar to those projected for the Fund are generally consistent with or lower than the proposed advisory fee for the Fund.  The Trustees also noted that LK had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to reduce its management fees and , if necessary, reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.00% of the average daily net assets of the Institutional Class shares.  The Trustees concluded that LK’s service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses born by the Fund and those of funds within its Lipper benchmark category.  While the Trustees noted that the Fund’s management fee was higher than the average and median management fees (after waivers) reported for the benchmark category, they also considered that the total expenses of the Institutional Class shares of the Fund were generally consistent with the average total expenses (after waivers and expense reimbursements) reported for the benchmark category.  They further noted that the average net assets of funds comprising the benchmark category were significantly higher than the projected assets of the Fund.  While recognizing that it is difficult to compare advisory fees because advisory services provided may vary from one investment adviser to another, the Trustees concluded that LK’s proposed advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints.  The Trustees noted the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of advisory services that LK would need to provide to the Fund.  The Trustees also considered that LK had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees noted that LK does not intend to utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees concluded that LK will not receive any additional financial benefits from services rendered to the Fund.

LK Balanced Fund

Additional Information (Unaudited) – Continued
December 31, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-698-1378.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-698-1378, or (2) on the SEC’s website at www.sec.gov.

LK Balanced Fund

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE  68114

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME  04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  March 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold, President
  James R. Arnold, President

Date  March 5, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date  March 5, 2013

* Print the name and title of each signing officer under his or her signature.